Cash and cash equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Text Block [Abstract]
Bank accounts	$ 13,382	$ 14,052
Mutual fund shares	1,881	0
Cash	1	0
Cash and cash equivalents	$ 15,264	$ 14,052	$ 4,120	$ 2,346